Income Taxes - Components of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Current taxes	$ 60,203	$ 27,687	$ 25,396
Prior years' benefits	(2,980)	(1,830)	(2,444)
Deferred income taxes	17,509	56,097	80,828
Tax expense	74,732	81,954	103,780
Tax expense alternative
Domestic (Israel)	33,183	17,373	26,175
Foreign (North America and the Cayman Islands)	41,549	64,581	77,605
Tax expense	$ 74,732	$ 81,954	$ 103,780